CASH AND CASH EQUIVALENTS - Breakdown of cash and cash equivalents by related parties and third parties (Details)
€ in Millions, ¥ in Millions, RM in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
CASH AND CASH EQUIVALENTS
Cash in banks									Rp 6,469								Rp 4,461
Time deposits									14,101								13,744
Allowance for expected credit losses									0								(1)
Total cash and cash equivalents								$ 1,465	20,589							$ 1,298	18,241	Rp 17,435	Rp 25,145
Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand									19								37
Third parties
CASH AND CASH EQUIVALENTS
Cash in banks									3,031								1,355
Time deposits									1,630								2,009
PT Bank HSBC Indonesia ("HSBC") | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									218								3
HSBC Hongkong and Shanghai | USD
CASH AND CASH EQUIVALENTS
Cash in banks								36	504							14	188
HSBC Hongkong and Shanghai | Hong Kong dollar
CASH AND CASH EQUIVALENTS
Cash in banks							$ 5		10						$ 6		10
SCB | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									0								0
SCB | USD
CASH AND CASH EQUIVALENTS
Cash in banks								6	86							11	150
SCB | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks		$ 8							81	$ 1							7
Bank Permata | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									81								335
Bank Permata | USD
CASH AND CASH EQUIVALENTS
Cash in banks								1	12							4	62
DBS | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits																	29
Others (each below Rp75 billion) | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									260								401
Time deposits									35								32
Others (each below Rp75 billion) | USD
CASH AND CASH EQUIVALENTS
Cash in banks								8	108							8	113
Time deposits								5	71							8	42
Others (each below Rp75 billion) | Euro
CASH AND CASH EQUIVALENTS
Cash in banks					€ 0				5				€ 1				17
Others (each below Rp75 billion) | Australian dollar
CASH AND CASH EQUIVALENTS
Cash in banks						$ 0			5					$ 1			7
Others (each below Rp75 billion) | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks									15								3
Others (each below Rp75 billion) | New Taiwan dollar
CASH AND CASH EQUIVALENTS
Cash in banks	$ 42								21								13
Others (each below Rp75 billion) | Malaysian ringgits
CASH AND CASH EQUIVALENTS
Cash in banks				RM 13					44			RM 4					12
Time deposits												RM 9					30
Others (each below Rp75 billion) | Macau patacas
CASH AND CASH EQUIVALENTS
Cash in banks																	1
Bank CIMB Niaga | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									1,576								33
Time deposits									42								992
Bank CIMB Niaga | USD
CASH AND CASH EQUIVALENTS
Cash in banks								0	1							0	0
Time deposits																29	398
Bank CIMB Niaga | Malaysian ringgits
CASH AND CASH EQUIVALENTS
Cash in banks				RM 1					4
Bank Mega | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits									379								400
Bank Mega | USD
CASH AND CASH EQUIVALENTS
Time deposits								9	131
Maybank | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits									12								14
Maybank | USD
CASH AND CASH EQUIVALENTS
Time deposits								35	494							5	70
Bank Sinarmas | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits									250
BTPN | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits									115								1
Bank Danamon | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits									101								1
Related parties
CASH AND CASH EQUIVALENTS
Cash in banks									3,438								3,106
Time deposits									12,471								11,735
Bank Mandiri | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									1,559								1,407
Time deposits									2,825								1,129
Bank Mandiri | USD
CASH AND CASH EQUIVALENTS
Cash in banks								8	110							9	122
Time deposits								14	190							16	215
Bank Mandiri | Japanese yen
CASH AND CASH EQUIVALENTS
Cash in banks			¥ 1						0		¥ 1						0
Bank Mandiri | Euro
CASH AND CASH EQUIVALENTS
Cash in banks					€ 2				28				1				23
Bank Mandiri | Hong Kong dollar
CASH AND CASH EQUIVALENTS
Cash in banks							$ 2		3						$ 0		1
Bank Mandiri | Australian dollar
CASH AND CASH EQUIVALENTS
Cash in banks						$ 0			0					$ 0			0
BNI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									1,129								1,033
Time deposits									3,039								2,693
BNI | USD
CASH AND CASH EQUIVALENTS
Cash in banks								5	72							6	86
Time deposits								27	385							32	450
BNI | Euro
CASH AND CASH EQUIVALENTS
Cash in banks													€ 0				0
BNI | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks		0							0	$ 0							0
BRI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									312								198
Time deposits									2,421								2,561
BRI | USD
CASH AND CASH EQUIVALENTS
Cash in banks									6							3	44
Time deposits								34	479							36	500
BTN | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									43								51
Time deposits									2,123								2,733
BTN | USD
CASH AND CASH EQUIVALENTS
Time deposits																4	49
BPD | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									155								121
BJB | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits									919								1,394
BJB | USD
CASH AND CASH EQUIVALENTS
Time deposits								6	80
Others (each below Rp75 billion) | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks									21								20
Time deposits									10								11
Others (each below Rp75 billion) | USD
CASH AND CASH EQUIVALENTS
Cash in banks								$ 0	0							$ 0	Rp 0
Others (each below Rp75 billion) | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks		$ 0							Rp 0